ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 57,650	$ 56,542	$ 54,021	$ 57,961
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	2,175	1,160
Ending allowance on loans collectively evaluated for impairment	55,475	55,382
Impaired Financing Receivable, Related Allowance	57,650	56,542
Loans and Leases:
Ending balance of loans individually evaluated for impairment	59,600	86,809
Ending balance of loans collectively evaluated for impairment	9,142,065	8,737,405
Loans and Leases Receivable, Net of Deferred Income	9,201,665	8,824,214
Provision for loan and lease losses	30,598	14,586	3,582
Allowance for Loan and Lease Losses, Write-offs	35,565	20,670	13,663
Allowance for Loan and Lease Loss, Recovery of Bad Debts	6,075	8,605	6,141
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	18,584	18,746	17,598	19,225
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	2,044	667
Ending allowance on loans collectively evaluated for impairment	16,540	18,079
Impaired Financing Receivable, Related Allowance	18,584	18,746
Loans and Leases:
Ending balance of loans individually evaluated for impairment	27,480	37,633
Ending balance of loans collectively evaluated for impairment	2,438,397	2,477,028
Loans and Leases Receivable, Net of Deferred Income	2,465,877	2,514,661
Provision for loan and lease losses	23,631	10,615	6,917
Allowance for Loan and Lease Losses, Write-offs	26,676	11,533	10,194
Allowance for Loan and Lease Loss, Recovery of Bad Debts	2,883	2,066	1,650
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	971	1,130	675	716
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	971	1,130
Impaired Financing Receivable, Related Allowance	971	1,130
Loans and Leases:
Ending balance of loans individually evaluated for impairment	223	22
Ending balance of loans collectively evaluated for impairment	88,141	93,393
Loans and Leases Receivable, Net of Deferred Income	88,364	93,415
Provision for loan and lease losses	3	454	(42)
Allowance for Loan and Lease Losses, Write-offs	162	0	0
Allowance for Loan and Lease Loss, Recovery of Bad Debts	0	1	1
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	2,381	3,413	3,577	3,282
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	2,381	3,413
Impaired Financing Receivable, Related Allowance	2,381	3,413
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	9
Ending balance of loans collectively evaluated for impairment	493,182	548,926
Loans and Leases Receivable, Net of Deferred Income	493,182	548,935
Provision for loan and lease losses	(1,100)	(310)	207
Allowance for Loan and Lease Losses, Write-offs	0	0	1
Allowance for Loan and Lease Loss, Recovery of Bad Debts	68	146	89
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	23,579	21,048	20,930	26,540
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	113	461
Ending allowance on loans collectively evaluated for impairment	23,466	20,587
Impaired Financing Receivable, Related Allowance	23,579	21,048
Loans and Leases:
Ending balance of loans individually evaluated for impairment	10,831	25,022
Ending balance of loans collectively evaluated for impairment	4,183,820	3,729,659
Loans and Leases Receivable, Net of Deferred Income	4,194,651	3,754,681
Provision for loan and lease losses	5,107	847	(7,291)
Allowance for Loan and Lease Losses, Write-offs	3,689	4,835	1,038
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1,113	4,106	2,719
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	5,299	4,964	4,683	3,208
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	18	32
Ending allowance on loans collectively evaluated for impairment	5,281	4,932
Impaired Financing Receivable, Related Allowance	5,299	4,964
Loans and Leases:
Ending balance of loans individually evaluated for impairment	15,162	17,598
Ending balance of loans collectively evaluated for impairment	1,040,787	938,048
Loans and Leases Receivable, Net of Deferred Income	1,055,949	955,646
Provision for loan and lease losses	739	492	1,695
Allowance for Loan and Lease Losses, Write-offs	677	422	435
Allowance for Loan and Lease Loss, Recovery of Bad Debts	273	211	215
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	4,787	5,348	4,935	3,043
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	4,787	5,348
Impaired Financing Receivable, Related Allowance	4,787	5,348
Loans and Leases:
Ending balance of loans individually evaluated for impairment	5,700	6,351
Ending balance of loans collectively evaluated for impairment	766,169	810,931
Loans and Leases Receivable, Net of Deferred Income	771,869	817,282
Provision for loan and lease losses	695	829	1,778
Allowance for Loan and Lease Losses, Write-offs	2,591	1,725	913
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1,335	1,309	1,027
Installment
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	392	362
Impaired Financing Receivable, Related Allowance	392	362
Loans and Leases:
Ending balance of loans individually evaluated for impairment	204	174
Ending balance of loans collectively evaluated for impairment	82,385	93,038
Loans and Leases Receivable, Net of Deferred Income	82,589	93,212
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,657	1,531	1,316	$ 1,559
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,657	1,531
Impaired Financing Receivable, Related Allowance	1,657	1,531
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	49,184	46,382
Loans and Leases Receivable, Net of Deferred Income	49,184	46,382
Provision for loan and lease losses	1,521	1,744	408
Allowance for Loan and Lease Losses, Write-offs	1,547	1,720	857
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 152	$ 191	$ 206